CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 7,630,153	$ 6,385,257	$ 4,911,135
Receipts from rents and subsequent sales of such assets	3,815	1,280	0
Other cash receipts from operating activities	551,357	530,229	731,871
Classes of cash payments
Payments to suppliers for goods and services	(5,244,822)	(4,116,093)	(3,417,281)
Payments to and on behalf of employees	(656,540)	(607,029)	(590,978)
Payments to acquire assets held for rental to others	(27,405)	0	0
Other cash payments from operating activities	(167,533)	(141,588)	(269,228)
Interest paid	(259,052)	(260,394)	(265,644)
Interest received	76,581	32,381	18,033
Income taxes (paid) refunded	(204,954)	115,791	18,650
Other inflows (outflows) of cash, net	(1,108)	(503)	5,586
Net cash flow from (used in) operating activities	1,700,492	1,939,331	1,142,144
Cash flows from (used in) investing activities
Cash flow from losing control of subsidiaries and other businesses	0	47,988	0
Cash flow used in obtaining control of subsidiaries or other businesses	0	(797)	(4,054)
Cash flow used in the purchase of non-controlling interests	(14)	(34)	(3)
Other cash receipts from sales of equity or debt instruments of other entities	1,878	0	943
Other cash payments to acquire equity or debt instruments of other entities	(9,665)	0	0
Other cash receipts from sales of interests in joint ventures	0	2,621	0
Other cash payments to acquire interests in joint ventures	(176)	(7,759)	(15,376)
Loans to related entities	(3,304)	(1,891)	0
Proceeds from sale of property, plant and equipment	33,177	106,707	12,666
Purchase of property, plant and equipment	(1,271,742)	(1,316,803)	(1,497,215)
Proceeds from sales of intangible assets	314	0	0
Purchase of intangible assets	(6,251)	(6,994)	(12,374)
Proceeds from other long-term assets	51,934	256,659	36,516
Purchase of other long-term assets	(300,209)	(218,918)	(207,398)
Dividends received	33,980	3,049	4,042
Other inflows (outflows) of cash, net	102	(59)	3,398
Cash flows from (used in) investing activities	(1,469,976)	(1,136,231)	(1,678,855)
Cash flows from (used in) financing activities
Cash flow used in the purchase of non-controlling interests	0	(52,782)	0
Proceeds from issuing shares	0	200,000	250,000
Total proceeds from borrowings	318,357	167,962	412,077
Proceeds from long-term borrowings	82,207	87,962	239,827
Proceeds from short-term borrowings	236,150	80,000	172,250
Repayments of borrowings	(397,977)	(596,490)	(520,474)
Payments of lease liabilities	(65,000)	(67,895)	(75,233)
Dividends paid	(380,969)	(471,167)	(955)
Other inflows (outflows) of cash, net	(1,630)	(1,869)	(9,211)
Cash flows from (used in) financing activities	(527,219)	(822,241)	56,204
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(296,703)	(19,141)	(480,507)
Effect of exchange rate changes on cash and cash equivalents	(47,190)	(34,473)	(14,791)
Net increase (decrease) of cash and cash equivalents	(343,893)	(53,614)	(495,298)
Cash and cash equivalents, at the beginning of the period	1,011,100	1,064,714	1,560,012
Cash and cash equivalents, at the end of the period	$ 667,207	$ 1,011,100	$ 1,064,714